Income Taxes - Summary of Net Deferred Tax Assets (Liabilities) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 30,901,000	$ 30,256,000
Deferred tax liabilities	(78,254,000)	(122,983,000)
Net deferred tax liabilities	$ (47,400,000)	$ (92,700,000)